Intangible Assets, Net - Schedule of Intangible Assets (Details) - 6 months ended Jun. 30, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning	¥ 132	$ 19
Additions
Amortization expense	(35)	(5)
Net balance, as of ending	97	$ 14
Purchased software [Member]
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning	132
Additions
Amortization expense	(35)
Net balance, as of ending	97
Internal - use software [Member]
Schedule of Intangible Assets [Line Items]
Net balance, as of beginning
Additions
Amortization expense
Net balance, as of ending